Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

30. Subsequent Events

The Group evaluated subsequent events through March 4, 2021, which is the date when the consolidated financial statements were issued.

In January 2021, the Group entered into a contract with a third party contractor for approximately US$46.8 million in connection with the construction of a factory in Shanghai.